    As filed with the Securities and Exchange Commission on November 25, 2005

                         Securities Act File No. 2-10685
                     Investment Company Act File No. 811-214

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 104 [X]
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                Amendment No. [X]
                        (Check Appropriate Box or Boxes)

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          National Life Drive
          Montpelier, Vermont                              05604
(Address of Principal Executive Offices)                (Zip Code)

                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)

Kerry A. Jung,  Esq.                        Copy to:
c/o Sentinel Advisors Company               John A. MacKinnon, Esq.
National Life Drive                         Sidley Austin Brown & Wood LLP
Montpelier, Vermont 05604                   787 Seventh Avenue
(Name and Address of Agent for Service)     New York, New York 10019

     It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on December 19, 2005 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, December 19, 2005, for the previously filed Post-Effective Amendment No.
103. The prospectus and statement of additional information (SAI) for this Post-Effective Amendment 104 are identical to those filed in Post-Effective Amendment No. 103, and the prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 103.

  Title of Securities Being Registered: Common Stock, par value $.01 per share.
--------------------------------------------------------------------------------

                                     Part C

                                Other Information

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation of the Registrant. (3)
(a)(2) Articles of Amendment reclassifying capital stock as Class A shares. (1)
(a)(3) Articles Supplementary creating Class B shares of capital stock. (1)
(a)(4) Articles of Amendment relating to name change of Sentinel Short Maturity Government Fund. (2)
(a)(5) Articles of Amendment relating to name change of Sentinel Small Company Fund. (2)
(a)(6) Articles of Amendment relating to name change of Sentinel Emerging Growth Fund. (3)
(a)(7) Articles Supplementary creating Class C shares of capital stock. (1)
(a)(8) Articles Supplementary creating Class D shares of Sentinel Balanced Fund.
(6)
(a)(9) Articles of Amendment relating to name change of Sentinel Mid Cap Growth.
(4)
(a)(10) Articles Supplementary creating Class A shares and Class B shares of Sentinel Growth Index Fund. (5)
(a)(11) Form of Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Flex Cap Opportunity Fund.(7)
(a)(12) Form of Articles Supplementary creating Class C shares of capital stock of Sentinel Mid Cap Growth Fund and Sentinel Growth Index Fund.(9)
(a)(13) Form of Articles Supplementary creating Class C of Sentinel Small Company Fund. (11)
(a)(14) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Small Company Fund. (12)
(a)(15) Articles of Amendment relating to name change of Sentinel International Equity Fund. (12)
(a)(16) Articles Supplementary increasing the number of shares classified as Class A shares of Sentinel Short Maturity Government Fund. (12)
(a)(17) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Capital Markets Income Fund. (12)
(a)(18) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund. (13)
(a)(19) Articles Supplementary increasing the number of shares classified as Class A shares of Small Company Fund and Sentinel Short Maturity Government Fund. (13)
(a)(20) Articles Supplementary decreasing the number of Class A Sentinel U.S. Treasury Money Market Fund shares and increasing the number of shares classified as Class A and Class C shares of Sentinel Small Company Fund, as well as increasing the number of shares classified as Class A, Class B and Class C shares of Mid Cap Growth Fund.(13)
(a)(21) Articles Supplementary creating Class A shares, Class B shares and Class C shares of Sentinel Mid-Cap Core Fund. (13)
(a)(22) Articles of Amendment relating to name change of Sentinel Mid Cap Core Fund. (13)
(a)(23) Form of Articles Supplementary creating Class S shares of Sentinel Short Maturity Government Fund. (14)
(a)(24) Articles of Amendment (name change of Sentinel Flex Cap Opportunity Fund to Sentinel Capital Opportunity Fund) (15)
(a)(25) Articles Supplementary (increasing number of shares) (15)
(a)(26) Articles of Amendment (amending the Charter by canceling and reclassifying shares of the Sentinel Bond Fund, Sentinel Core Mid Cap fund and Sentinel Growth Index Fund) (15)
(b)(1) Amended and Restated Bylaws (15)
(c)(1) Form of Share Certificate*
(d)(1) Investment Advisory Agreement between the Registrant and Sentinel Advisors Company ("Advisor"), dated as of March 1, 1993. (9)
(d)(2) Investment Subadvisory Agreement between the Advisor and INVESCO Capital Management, Inc., dated as of July 1, 1999 (International Equity Fund) (8)
(d)(3) Investment Subadvisory Agreement between the Advisor and Evergreen Investment Management Company dated as of January 21, 2003 (Capital Markets Income Fund). (8)
(d)(4) Investment Advisory Agreement between the Registrant and the Advisor, dated as of January 13, 2000 (Capital Opportunity Fund). (15)

(d)(5) Investment Advisory Agreement between the Registrant and the Advisor, dated as of June 1, 1997 (High Yield Bond Fund). (9)
(d)(6) Investment Advisory Agreement between the Registrant and the Advisor, dated as of December 12, 2002(Capital Markets Income Fund). (15)
(d)(7) Amendment No.1 to the Investment Advisory Agreement between the Registrant and the Advisor, dated as of September 1, 2002 Capital Opportunity
Fund). (15)
(d)(8) Amendment No.2 to the Investment Advisory Agreement between the Registrant and the Advisor, dated as of December 31, 2003 (Capital Opportunity
Fund). (15)
(e)(1) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993. (9)
(e)(2) Form of Dealer Agreement. (9)
(f) None
(g) Custody Agreement with State Street Bank and Trust Company (15)
(h) Fund Services Agreement with Sentinel Administrative Service Company (9)
(i) Opinion of Brown & Wood LLP, counsel to the Registrant. (2)
(j) Consent of the independent registered public accounting firm for the Registrant.*
(k) Not applicable.
(l) None.
(m)(1) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (15)
(m)(2) Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (15)
(m)(3) Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (9)
(m)(4) Class D Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (6)
(m)(5) Class S Distribution Plan pursuant to Rule 12b-1under the 1940 Act. (14)
(m)(6) Supplemental Distribution Plan relating to Sentinel Short-Maturity Government Fund pursuant to Rule 12b-1 under the 1940 Act (15)
(n) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (14)
(o) Reserved.
(p)(1) Code of Ethics of the Registrant, as amended through February 12, 2002.
(11)
(p)(2) Code of Ethics of Advisor, as amended through February 12, 2002. (11)
(p)(2) Code of Ethics of Distributor. (10)
(q) Power of Attorney (15)
--------------------------------------------------------------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement filed on January 12, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement filed on March 28, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement filed on March 29, 1996.
(4) Incorporated by reference to Post-Effective Amendment 86 to the Registration Statement filed on March 31, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement filed on June 30, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement filed on October 28, 1998.
(7) Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement filed on December 16, 1999.
(8) Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement filed on January 25, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on March 30, 2000.
(10) Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement filed on January 25, 2001.
(11) Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement filed on March 29, 2002.
(12) Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement filed on December 24, 2002.

(13) Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement filed on March 29, 2004.
(14) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on December 30, 2004.
(15) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on September 29, 2005.

*    To be filed by amendment

Item 24. Persons Controlled by or under Common Control With The Registrant

     None.

Item 25. Indemnification

     See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement.

     See the Amended and Restated Bylaws incorporated by reference to Exhibit
     (b) to this Registration Statement.

     The investment advisory agreements incorporated by reference to Exhibit (d) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

     In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are named insureds.

     The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation
     Section 17(h) of the 1940 Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement).

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit o a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

     Information on each investment advisor is incorporated by reference to the Prospectus and Statement of Additional Information included in this Registration Statement.

Item 27. Principal Underwriters

     (a) The Registrant's principal underwriter, Sentinel Financial Services Company ("SFSC"), also serves as principal underwriter for Sentinel Pennsylvania Tax-Free Trust.

     (b)  As to each officer of SFSC:

     Name and Principal          Positions and Offices     Positions and Offices
     Business Address            With SFSC                 with the Registrant
     ---------------------------------------------------------------------------
     Christian W. Thwaites       Chief Executive Officer   President & Chief
                                                           Executive Officer
     D. Bruce Johnston           Senior Vice President     None
     Sharon E. Bernard           Treasurer                 None
     Gregory D. Teese            Vice President & Chief    None
                                 Compliance Officer
     Todd M. Wallace             Vice President            None
     Kerry A. Jung               Counsel                   Secretary
     Budd A. Shedaker            Assistant Vice President  None
     James K. McQueston          Secretary                 None
     Christopher M. Neronha      Assistant Secretary       None
     George Gulian, Jr.          Tax Officer               None
     Frederick S. Campbell-Mohn  Tax Officer               None
     Alfred J. Warburton         Tax Officer               None

     The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder.

     (a)  Sentinel Administrative Service Company
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)
          Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
          Rule 31a-2(a)(b)(c)(f)

     (b)  Sentinel Advisors Company
          National Life Drive
          Montpelier, Vermont 05604

          Rule 31a-1(a)(9)(10), (11)
          Rule 31a-1(d)
          Rule 31a-2(a)(c)(f)

     (c)  Sentinel Financial Services Company
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(d)
          Rule 31a-2(c)

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, as of the 25th day of November, 2005.

                                     SENTINEL GROUP FUNDS, INC.
                                     (Registrant)

                                     By: /s/CWT
                                         -----------------------------
                                         Christian W. Thwaites
                                         President & CEO

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                                    Title                   Date
---------                                    -----                   ----
/s/ CWT
----------------------------
Christian W. Thwaites          President (Chief Executive Officer)   November 25, 2005

/s/TPM
----------------------------
Thomas P. Malone               Vice President and Treasurer          November 25, 2005
                               (Principal Financial and Accounting
                               Officer)

/s/THM
----------------------------
Thomas H. MacLeay              Chairman                              November 25, 2005


----------------------------
John D. Feerick*               Director                              November 25, 2005


----------------------------
Richard I. Johannesen, Jr.*    Director                              November 25, 2005


----------------------------
Keniston P. Merrill*           Director                              November 25, 2005


----------------------------
Deborah G. Miller*             Director                              November 25, 2005


----------------------------
John Raisian*                  Director                              November 25, 2005


----------------------------
Nancy L. Rose*                 Director                              November 25, 2005


----------------------------
Richard H. Showalter, Jr.*     Director                              November 25, 2005


----------------------------
Susan M. Sterne*               Director                              November 25, 2005


----------------------------
Angela E. Vallot*              Director                              November 25, 2005

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to this Registration Statement.

/s/ KAJ
----------------------------
Kerry A. Jung